Income Taxes (Current and Deferred) (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The net balance of 728 million euros at December 31, 2017 (584 million euros at December 31, 2016) breaks down as follows.

	As of December 31,
	2017	2016
	(millions of euros)
Deferred tax assets	993	877
Deferred tax liabilities	(265)	(293)

Total	728	584

Schedule of Deferred Tax Assets and Deferred Tax Liabilities Before Offsets By Legal Entity

Since the presentation of deferred tax assets and liabilities in the financial statements takes into account the offsets by legal entity when applicable, the composition of the gross amounts before offsets is presented below:

	As of December 31,
	2017	2016
	(millions of euros)
Deferred tax assets	1,429	1,294
Deferred tax liabilities	(701)	(710)

Total	728	584

Schedule of Temporary Differences in Deferred Tax Assets and Deferred Tax Liabilities

The temporary differences which made up this line item at December 31, 2017 and 2016, as well as the movements during 2017 were as follows:

	As of December 31, 2016	Recognized in profit or loss	Recognized in equity	Change in scope of consolidation and other changes	As of December 31, 2017
	(millions of euros)
Deferred tax assets:
Tax loss carryforwards	72	(33)		(7)	32
Derivatives	591	(7)	5		589
Provision for bad debts	154	(6)		(6)	142
Provisions	274	187		(9)	452
Taxed depreciation and amortization	101	5			106
Other deferred tax assets	102	(2)	(2)	10	108

Total	1,294	144	3	(12)	1,429

Deferred tax liabilities:
Derivatives	(411)	8	(21)	2	(422)
Business combinations—for step-up of net assets in excess of tax basis	(142)	5		6	(131)
Deferred gains	(4)	2			(2)
Accelerated depreciation	(28)	13		1	(14)
Other deferred tax liabilities	(125)	(22)		15	(132)

Total	(710)	6	(21)	24	(701)

Total net deferred tax assets (liabilities)	584	150	(18)	12	728

Schedule of Expirations of Deferred Tax Assets and Deferred Tax Liabilities

The expirations of deferred tax assets and deferred tax liabilities at December 31, 2017 were as follows:

	Within 1 year	Beyond 1 year	Total at December 31, 2017
	(millions of euros)
Deferred tax assets	423	1,006	1,429
Deferred tax liabilities	(28)	(673)	(701)

Total net deferred tax assets (liabilities)	395	333	728

Schedule of Unused Tax Loss Carryforwards

At December 31, 2017, the TIM Group had unused tax loss carryforwards of 2,306 million euros mainly relating to the Brazil Business Unit and the company Telecom Italia Finance with the following expiration dates:

Year of expiration	(millions of euros)
2018	1
2019	—
2020	—
2021	—
2022	—
Expiration after 2022	8
Without expiration	2,297

Total unused tax loss carryforwards	2,306

Schedule of Income Tax Payables

Income tax payables amounted to 157 million euros (703 million euros at December 31, 2016). They break down as follows:

	At December 31,
	2017	2016
	(millions of euros)
Income tax payables:
Non-current	45	66
Current	112	637

Total	157	703

Schedule of Income Tax Expense

Income tax expenses breaks down as follows:

		2017	2016	2015
		(millions of euros)
Current taxes for the year		646	900	424
Net difference in prior years estimates		(6)	(54)	(6)

Total current taxes		640	846	418
Deferred taxes		(150)	34	(15)

Total taxes on continuing operations	(A)	490	880	403
Total taxes on Discontinued operations/Non-current assets held for sale	(B)	—	48	320

Total income tax expense for the year	(A+B)	490	928	723

Schedule of Reconciliation Between the Theoretical Tax Expense

The reconciliation between the theoretical tax expense, using the IRES tax rate in force in Italy (24%), and the effective tax expense for the years ended December 31, 2017, 2016 and 2015 is the follows:

			2017	2016	2015
			(millions of euros)
Profit (loss) before tax from continuing operations			1,777	2,799	453
Theoretical income tax from continuing operations			426	770	125
Income tax effect on increases (decreases) in variations:
Tax losses of the year not considered recoverable			3	17	10
Tax losses from prior years not recoverable (recoverable) in future years			(2)	(1)	(16)
Non-deductible goodwill impairment charge					66
Effect of change in IRES tax rate				25	31
Prior years’ IRES			(26)	(38)	(20)
Brazil: different rate compared to theoretical rate in force in Italy			34	11	51
Brazil: incentive on investments in the north-east of the country			(31)	(31)	(25)
Other net differences, Tax facilities included			(55)	(26)	69

Effective income tax recognized in income statement from continuing operations, excluding IRAP tax			349	727	291
IRAP tax			141	153	112

Total effective income tax recognized in income statement from continuing operations	(A	)	490	880	403

Effective income tax recognized in income statement from Discontinued operations/Non-current assets held for sale	(B	)	—	48	320

Total effective income tax recognized in income statements	(A+B	)	490	928	723